SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock repurchase program, authorized amount						$ 3,000
Additional stock repurchase program authorized amount	$ 25,000	$ 20,000				$ 421,000
Treasury stock, shares (in Shares)			38,640,823		38,640,823	35,490,462
Employee stock options granted fair value (in Dollars per share)					$ 2.74	$ 4.5	$ 3.98
Total fair value of shares vested					$ 274	$ 141	$ 515
Non vested awards			$ 6,690		$ 6,690
Period for recognition of awards					2 years 9 months 18 days
Employee And Non-employee Stock Option Plan
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share repurchase authorized amount (in Shares)			639,574		639,574
Expiration period of options granted					7 years
Share based payment intrinsic value					$ 97	53	378
Restricted Stock Units (RSUs) [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Total fair value of vested					$ 9,426	$ 12,053	$ 13,363
Share Repurchase Program
SHAREHOLDERS' EQUITY (Details) [Line Items]
Treasury stock, shares (in Shares)			38,640,823		38,640,823
Stock redeemed or called during period, value					$ 280,930
Stock repurchased and retired during period, shares (in Shares)					3,150,361
Aggregate consideration for shares repurchased					$ 30,599
O 2025 H1 Dividends [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Date declared for dividend payable				Feb. 04, 2025
Dividend declared per share (in Dollars per share)				$ 0.18
Dividends paid				$ 5,300
Date to paid for dividend payable				Mar. 06, 2025
Date of record for dividend payable				Feb. 20, 2025
O 2025 H2 Dividends
SHAREHOLDERS' EQUITY (Details) [Line Items]
Date declared for dividend payable			Jul. 29, 2025
Dividend declared per share (in Dollars per share)			$ 0.2
Dividends paid			$ 5,600
Date to paid for dividend payable			Aug. 28, 2025
Date of record for dividend payable			Aug. 15, 2025